UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	120,000	$15,031,200
Honeywell International, Inc.	85,000	7,754,550
United Technologies Corp.	123,100	14,035,862

		$36,821,612

Airlines — 0.8%
Delta Air Lines, Inc.	195,000	$5,968,950

		$5,968,950

Automobiles — 0.9%
Volkswagen AG, PFC Shares	25,000	$6,309,226

		$6,309,226

Biotechnology — 2.9%
Gilead Sciences, Inc.(1)	260,000	$20,969,000

		$20,969,000

Capital Markets — 4.6%
Ameriprise Financial, Inc.	80,000	$8,451,200
Goldman Sachs Group, Inc. (The)	72,400	11,882,288
Morgan Stanley	200,000	5,902,000
State Street Corp.	100,000	6,695,000

		$32,930,488

Chemicals — 1.7%
LyondellBasell Industries NV, Class A	155,000	$12,207,800

		$12,207,800

Commercial Banks — 10.4%
Fifth Third Bancorp	340,000	$7,146,800
KeyCorp	700,000	8,932,000
PNC Financial Services Group, Inc. (The)	168,900	13,491,732
Regions Financial Corp.	1,025,000	10,424,250
SunTrust Banks, Inc.	130,000	4,812,600
U.S. Bancorp	215,000	8,541,950
Wells Fargo & Co.	475,000	21,536,500

		$74,885,832

Communications Equipment — 0.9%
QUALCOMM, Inc.	85,000	$6,308,700

		$6,308,700

Computers & Peripherals — 2.2%
Apple, Inc.	23,500	$11,764,100
EMC Corp.	165,000	3,999,600

		$15,763,700

Consumer Finance — 2.9%
American Express Co.	242,060	$20,579,941

		$20,579,941

Security	Shares	Value
Diversified Financial Services — 4.7%
Citigroup, Inc.	250,000	$11,857,500
JPMorgan Chase & Co.	390,000	21,590,400

		$33,447,900

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	220,000	$7,330,400

		$7,330,400

Electric Utilities — 2.1%
NextEra Energy, Inc.	165,000	$15,168,450

		$15,168,450

Electrical Equipment — 0.9%
Eaton Corp. PLC	85,000	$6,212,650

		$6,212,650

Energy Equipment & Services — 0.8%
Cameron International Corp.(1)	90,000	$5,397,300

		$5,397,300

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	235,175	$15,926,051

		$15,926,051

Food Products — 1.5%
Nestle SA	145,000	$10,508,338

		$10,508,338

Health Care Equipment & Supplies — 1.1%
Covidien PLC	120,000	$8,188,800

		$8,188,800

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	155,400	$11,232,312

		$11,232,312

Industrial Conglomerates — 2.2%
General Electric Co.	625,000	$15,706,250

		$15,706,250

Insurance — 4.7%
MetLife, Inc.	240,000	$11,772,000
Prudential Financial, Inc.	122,300	10,320,897
Travelers Companies, Inc. (The)	65,000	5,283,200
XL Group PLC	220,000	6,322,800

		$33,698,897

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	10,000	$11,809,700

		$11,809,700

IT Services — 1.1%
International Business Machines Corp.	45,620	$8,060,142

		$8,060,142

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	105,000	$12,089,700

		$12,089,700

Security	Shares	Value
Machinery — 0.9%
Caterpillar, Inc.	67,500	$6,338,925

		$6,338,925

Media — 4.3%
Comcast Corp., Class A	226,400	$12,327,480
Time Warner, Inc.	75,000	4,712,250
Walt Disney Co. (The)	195,000	14,158,950

		$31,198,680

Metals & Mining — 0.5%
BHP Billiton, Ltd. ADR(2)	60,000	$3,837,000

		$3,837,000

Multi-Utilities — 2.1%
Sempra Energy	165,000	$15,297,150

		$15,297,150

Multiline Retail — 1.2%
Macy’s, Inc.	165,000	$8,778,000

		$8,778,000

Oil, Gas & Consumable Fuels — 13.1%
Apache Corp.	50,000	$4,013,000
Chevron Corp.	150,000	16,744,500
ConocoPhillips	235,000	15,263,250
EOG Resources, Inc.	50,000	8,262,000
Exxon Mobil Corp.	200,000	18,432,000
Occidental Petroleum Corp.	215,000	18,827,550
Phillips 66	170,050	12,428,954

		$93,971,254

Pharmaceuticals — 7.5%
Johnson & Johnson	45,000	$3,981,150
Merck & Co., Inc.	410,000	21,717,700
Pfizer, Inc.	644,840	19,603,136
Roche Holding AG PC	30,000	8,230,967

		$53,532,953

Real Estate Investment Trusts (REITs) — 3.3%
AvalonBay Communities, Inc.	70,000	$8,645,000
Boston Properties, Inc.	60,000	6,485,400
Simon Property Group, Inc.	55,000	8,516,200

		$23,646,600

Road & Rail — 2.2%
Union Pacific Corp.	90,000	$15,681,600

		$15,681,600

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	275,000	$6,748,500

		$6,748,500

Software — 1.9%
Microsoft Corp.	200,000	$7,570,000
Oracle Corp.	161,770	5,969,313

		$13,539,313

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	110,000	$5,267,900

		$5,267,900

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	150,000	$5,559,000

		$5,559,000

Total Common Stocks (identified cost $361,248,155)		$710,919,014

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$3,945	$3,945,000
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	6,180	6,179,673

Total Short-Term Investments (identified cost $10,124,673)		$10,124,673

Total Investments — 100.4% (identified cost $371,372,828)		$721,043,687

Other Assets, Less Liabilities — (0.4)%		$(2,825,094)

Net Assets — 100.0%		$718,218,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At January 31, 2014, the Portfolio loaned securities having a market value of $3,837,000 and received $3,945,000 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 were $285 and $4,250, respectively.

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$375,316,413

Gross unrealized appreciation	$346,358,437
Gross unrealized depreciation	(631,163)

Net unrealized appreciation	$345,727,274

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$45,244,580	$6,309,226		$—	$51,553,806
Consumer Staples	15,926,051	10,508,338		—	26,434,389
Energy	99,368,554	—		—	99,368,554
Financials	219,189,658	—		—	219,189,658
Health Care	97,781,798	8,230,967		—	106,012,765
Industrials	86,729,987	—		—	86,729,987
Information Technology	62,230,055	—		—	62,230,055
Materials	16,044,800	—		—	16,044,800
Telecommunication Services	12,889,400	—		—	12,889,400
Utilities	30,465,600	—		—	30,465,600
Total Common Stocks	$685,870,483	$25,048,531	*	$—	$710,919,014
Short-Term Investments	$—	$10,124,673		$—	$10,124,673
Total Investments	$685,870,483	$35,173,204		$—	$721,043,687

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014